Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.2%
Apparel — 0.7%
Canada Goose Holdings, Inc.*	38,832	$1,249,225
Auto Parts & Equipment — 1.7%
BorgWarner, Inc.	73,479	2,846,577
Banks — 3.1%
First Republic Bank	25,291	2,758,237
SVB Financial Group*	10,197	2,453,602
		5,211,839
Biotechnology — 3.3%
Genmab A/S, ADR*	56,779	2,078,679
Seattle Genetics, Inc.*	18,207	3,562,928
		5,641,607
Building Materials — 1.8%
Trex Co., Inc.*	43,294	3,099,850
Chemicals — 1.6%
RPM International, Inc.	32,335	2,678,631
Commercial Services — 10.3%
CoStar Group, Inc.*	7,413	6,290,005
MarketAxess Holdings, Inc.	10,189	4,906,920
Square, Inc., Class A*	16,047	2,608,440
TransUnion	44,470	3,741,261
		17,546,626
Computers — 1.2%
Crowdstrike Holdings, Inc., Class A*	14,763	2,027,255
Distribution & Wholesale — 2.5%
Fastenal Co.	93,793	4,229,126
Electrical Components & Equipment — 1.9%
Novanta, Inc.*	9,437	994,093
Universal Display Corp.	12,313	2,225,452
		3,219,545
Electronics — 4.7%
Agilent Technologies, Inc.	22,489	2,270,040
Coherent, Inc.*	4,436	492,085
II-VI, Inc.*	45,992	1,865,436
Keysight Technologies, Inc.*	34,664	3,424,110
		8,051,671
Food — 1.3%
The Hershey Co.	16,086	2,305,767
Healthcare Products — 10.9%
10X Genomics, Inc., Class A*	8,090	1,008,661
ABIOMED, Inc.*	11,553	3,200,874
Align Technology, Inc.*	3,324	1,088,145
Bio-Techne Corp.	6,839	1,694,225
Edwards Lifesciences Corp.*	38,025	3,035,155
Envista Holdings Corp.*	56,645	1,397,999
Glaukos Corp.*	25,216	1,248,696
Intuitive Surgical, Inc.*	4,244	3,011,288
	Number of Shares	Value†

Healthcare Products — (continued)
Masimo Corp.*	7,243	$1,709,783
Tandem Diabetes Care, Inc.*	10,180	1,155,430
		18,550,256
Healthcare Services — 2.9%
Laboratory Corp. of America Holdings*	13,997	2,635,215
Teladoc Health, Inc.*	10,764	2,359,900
		4,995,115
Household Products & Wares — 1.6%
The Scotts Miracle-Gro Co.	17,373	2,656,505
Internet — 3.5%
Palo Alto Networks, Inc.*	7,088	1,734,788
Twitter, Inc.*	51,148	2,276,086
Zendesk, Inc.*	18,369	1,890,538
		5,901,412
Machinery — Diversified — 3.4%
IDEX Corp.	15,702	2,864,202
The Middleby Corp.*	32,811	2,943,475
		5,807,677
Miscellaneous Manufacturing — 2.8%
A.O. Smith Corp.	55,248	2,917,094
Trane Technologies PLC	15,951	1,934,059
		4,851,153
Pharmaceuticals — 2.8%
DexCom, Inc.*	11,480	4,732,400
Retail — 10.0%
Chipotle Mexican Grill, Inc.*	4,997	6,214,819
Dollar Tree, Inc.*	21,855	1,996,236
Lululemon Athletica, Inc.*	6,801	2,240,045
National Vision Holdings, Inc.*	50,988	1,949,781
Nordstrom, Inc.	67,665	806,567
Ollie's Bargain Outlet Holdings, Inc.*	10,761	939,973
Ulta Beauty, Inc.*	13,123	2,939,290
		17,086,711
Semiconductors — 11.4%
Advanced Micro Devices, Inc.*	38,480	3,154,975
Brooks Automation, Inc.	24,249	1,121,759
Marvell Technology Group Ltd.	44,727	1,775,662
Maxim Integrated Products, Inc.	31,231	2,111,528
Microchip Technology, Inc.	29,481	3,029,468
Monolithic Power Systems, Inc.	15,443	4,318,017
Teradyne, Inc.	50,459	4,009,472
		19,520,881
Software — 14.4%
Cerner Corp.	42,135	3,045,939
DocuSign, Inc.*	23,536	5,065,889
Electronic Arts, Inc.*	37,925	4,945,799
Guidewire Software, Inc.*	29,464	3,072,211
Paycom Software, Inc.*	3,937	1,225,588

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Twilio, Inc., Class A*	18,481	$4,566,471
Tyler Technologies, Inc.*	7,784	2,713,191
		24,635,088
Telecommunications — 1.4%
Arista Networks, Inc.*	11,190	2,315,547
TOTAL COMMON STOCKS (Cost $102,580,587)		169,160,464

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $1,647,812)	1,647,812	1,647,812
TOTAL INVESTMENTS — 100.2% (Cost $104,228,399)		$170,808,276
Other Assets & Liabilities — (0.2)%		(294,207)
TOTAL NET ASSETS — 100.0%		$170,514,069

	Number of Contracts	Value†
WRITTEN OPTIONS — (0.0)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(138,817))	(117)	$(10,282)

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PLC— Public Limited Company.

Open written options contracts held by the Fund at September 30, 2020 are as follows:
Open Written Options
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Coherent, Inc.	(23)	$253,000	$110	10/02/2020	$(4,830)
Twilio, Inc.	(94)	2,538,000	270	10/02/2020	(5,452)
Total Written Options					$(10,282)
2